SHARE-BASED COMPENSATION EXPENSES (Details 3) (Restricted Stock [Member], USD $)	12 Months Ended
Jun. 30, 2014
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Un-vested	18,125
Number of restricted shares, Granted	52,500
Number of restricted shares, Vested	(21,250)
Number of restricted shares, Un-vested	49,375
Weighted average grant date fair value, Un-vested (in dollars per share)	$ 11.86
Weighted average grant date fair value, Granted	$ 23.95
Weighted average grant date fair value, Vested	$ 13.63
Weighted average grant date fair value, Un-vested (in dollars per share)	$ 23.95